Related Party Transactions - Narrative (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Plus component of annual investment management fee		0.25
Annual fee cap		0.15
Privately-held Investments	[1]	$ 286,800,000	$ 475,000,000.0
Other Investments	[2]	267,200,000	209,300,000
Net investment income (1)	[3]	318,000,000.0	275,700,000	$ 188,100,000
Accrued expenses and other payables	[4]	237,200,000	214,400,000
Gain (loss) on investments	[5]	52,600,000	75,900,000	5,000,000.0
Other expenses		0	0	20,100,000
Asset Management Arrangement
Related Party Transaction [Line Items]
Net investment income (1)		9,200,000	9,400,000	4,900,000
Accrued expenses and other payables		4,000,000.0	2,100,000
Apollo real estate fund
Related Party Transaction [Line Items]
Gain (loss) on investments		400,000	(400,000)	3,100,000
Apollo real estate fund | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other Investments		78,600,000
Beneficial owner
Related Party Transaction [Line Items]
Accounts Payable, Current		1,200,000	1,200,000
Funds managed by Apollo | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other Investments		78,600,000	39,800,000
Apollo Notes, SPV
Related Party Transaction [Line Items]
Privately-held investment, losses incurred		(5,500,000)	(5,500,000)	(400,000)
Apollo Notes, SPV | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments		66,600,000	82,200,000
CLOs
Related Party Transaction [Line Items]
Net investment income (1)		11,300,000	17,400,000	0
CLOs | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Debt Securities, Trading		88,900,000	129,800,000
Middle Market Term Loans managed by a subsidiary of Apollo
Related Party Transaction [Line Items]
Net investment income (1)		500,000	5,800,000	$ 0
Middle Market Term Loans managed by a subsidiary of Apollo | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Debt Securities, Trading		$ 7,000,000.0	$ 45,100,000
Maximum
Related Party Transaction [Line Items]
Percentage of consolidated group's net income due to Apollo Management		1.00%
Dollar amount option to percentage fee		$ 5,000,000

[1]	Privately-held investments, trading at fair value include related party investments totaling $73.6 million (2023 — $112.4 million). Privately-held investments, available for sale include related party investments totaling $Nil (2023 — $14.9 million).
[2]	Other investments includes related party investments in Funds Managed by Apollo of $78.6 million (2023 — $39.8 million).
[3]	Net investment income includes related party net investment income of $15.2 million (2023 — $19.6 million, 2022 — $3.1 million) and related party investment management fees of $9.2 million (2023 — $9.4 million, 2022 — $4.9 million).
[4]	Includes amounts due to related parties of $4.0 million for investment management fees (2023 — $2.1 million), and $1.3 million for management consulting fees (2023 — $1.2 million).
[5]	Realized and unrealized investments gains includes gains of $2.5 million on related party investments (2023 — gains of $8.7 million, 2022 — loss of $0.4 million).